Description of the Plan (Details) - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	30 days
Annual compensation on pre-tax	100.00%
Deferrals increase rate	1.00%
Matching percent	3.00%
Before tax participant contribution limit, as % of eligible compensation	4.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Vested account balance percent	50.00%
Prime rate	1.00%
Involuntary cash-out limit	$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	4.00%
Borrowing term	1 year
Maximum borrowing term	1 year
Interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	15.00%
Borrowing term	5 years
Maximum borrowing term	10 years
Interest rate	9.50%	9.50%